Exchangeable Senior Notes	12 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Exchangeable Senior Notes	Exchangeable Senior Notes
2023 Exchangeable Senior Notes
In April 2018, Atlassian, Inc. a wholly owned subsidiary of the Company, issued $850 million in aggregate principal amount of Notes due on May 1, 2023. In May, 2018, the initial purchasers of the Notes exercised their option to purchase an additional $150 million in aggregate principal amount of the Notes, bringing the total aggregate principal amount of the Notes to $1 billion. The Notes are senior, unsecured obligations of the Company, and are scheduled to mature on May 1, 2023, unless earlier exchanged, redeemed or repurchased. The Notes bear interest at a rate of 0.625% per year payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2018. The net proceeds from the offering of the Notes were approximately $990.0 million, after deducting issuance cost.
The Notes are not exchangeable into the Company’s Class A ordinary shares or any other securities under any circumstances. Holders of the Notes may exchange their Notes solely into cash. The initial exchange rate for the Notes is 12.2663 of the Company’s Class A ordinary shares per $1,000 principal amount of Notes (equivalent to an initial exchange price of approximately $81.52 per share), subject to customary anti-dilution adjustments. Holders of the Notes may exchange, at their option, on or after February 1, 2023. Further, holders of the Notes may exchange, at their option, prior to February 1, 2023 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2018 (and only during such calendar quarter), if the last reported sale price of the Class A ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the exchange price on each applicable trading day; (2) during the five business day period after any five consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the Class A ordinary shares and the exchange rate for the Notes on each such trading day; (3) if the Company calls any or all of the Notes for redemption, at any time prior to the close of business on the second scheduled trading day immediately preceding the redemption date; or (4) upon the occurrence of specified corporate events. If a fundamental change occurs holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest, if any, to, but excluding, the fundamental change repurchase date. In addition, if specific corporate events occur prior to the maturity date or following the Company’s delivery of a notice of redemption, we will increase the exchange rate for a holder that elects to exchange its Notes in connection with such a corporate event or during the related redemption period.
The Company may redeem the Notes at its option, prior to May 1, 2023, in whole but not in part, in connection with certain tax-related events. The Company may also redeem the Notes at its option, on or after November 6, 2020, in whole or in part, if the last reported sale price per Class A ordinary share has been at least 130% of the exchange price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption, at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.
The exchange feature of the Notes requires bifurcation from the Notes and is accounted for as a derivative liability. The fair value of the Notes’ embedded exchange derivative at the time of issuance was $177.9 million and was recorded as original debt discount for purposes of accounting for the debt component of the Notes. This discount is amortized as interest expense using the effective interest method over the term of the Notes. The Notes embedded exchange derivative is carried on the consolidated statements of financial position at its estimated fair value and is adjusted at the end of each reporting period, with unrealized gain or loss reflected in the consolidated statements of operations. The fair value of the exchange feature derivative liability was $1,283.1 million and $851.1 million as of June 30, 2020 and 2019, respectively.
In connection with the issuance of the Notes, the Company entered into privately negotiated capped call transactions with certain financial institutions. The aggregate cost of the capped calls was $87.7 million. The capped call transactions expire in May 2023 and must be settled in cash. The capped call can be exercised on each exchange date that the related Notes are submitted for exchange. The capped call transactions are expected to generally offset cash payments due, limited by a capped price per share. The initial cap price of the capped call transactions is $114.42 per share and is subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are accounted for as derivative assets and are carried on the consolidated statements of financial position at their estimated fair value. The capped calls are adjusted to fair value each reporting period, with unrealized gain or loss reflected in the consolidated statements of operations. The fair value of capped call assets was $310.6 million and $214.6 million as of June 30, 2020 and 2019, respectively.
The current or non-current classification of the embedded exchange derivative liability and the capped calls asset corresponds with the classification of the Notes on the consolidated statements of financial position. The classification is evaluated at each balance sheet date, and may change from time to time depending on whether the exchange conditions are met. As of June 30, 2020, the closing price exchange condition has been met and the Notes, exchange derivative liability and the capped call assets are classified as current. Please refer to Note 5, “Financial Assets and Liabilities” for details on the valuation of exchange feature derivative liability and capped call assets. As of June 30, 2020, we have settled one exchange request and have received additional requests for immaterial amounts of the Notes.
The Notes including the exchangeable features are Level 2 instruments, and the fair value of the Notes was $2,234 million and $1,697 million as of June 30, 2020 and 2019, respectively.
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2020 and 2019 were as follow:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Principal amount	$999,999	$1,000,000
Unamortized debt discount	(105,963)	(140,011)
Unamortized issuance cost	(4,853)	(6,413)
Net liability	$889,183	$853,576
The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2020 and 2019 were as follow:

	Fiscal Year Ended June 30,
	2020	2019
	(U.S. $ in thousands)
Effective interest rate	4.83%	4.83%
Contractual interest expense	$6,250	$6,267
Amortization of debt discount	$34,048	$32,453
Amortization of issuance cost	$1,560	$1,486
Reconciliation of assets and liabilities arising from financing activities:

	Capped call assets	Exchangeable Notes, net	Embedded exchange feature of Notes	Accrued interest
	(U.S. $ in thousands)
Balance as of June 30, 2018	$(99,932)	$819,637	$202,553	$1,094
Cash flows	—	—	—	(6,319)
Amortization of debt discount and issuance cost	—	33,939	—	—
Fair value changes	(114,665)	—	648,573	—
Accrual of interest	—	—	—	6,267
Balance as of June 30, 2019	$(214,597)	$853,576	$851,126	$1,042
Cash flows	—	(1)	(1)	(6,250)
Amortization of debt discount and issuance cost	—	35,608	—	—
Fair value changes	(96,011)	—	431,964	—
Accrual of interest	—	—	—	6,250
Balance as of June 30, 2020	$(310,608)	$889,183	$1,283,089	$1,042